VISTA POINT SECURITIZATION TRUST 2021-1 ABS-15G

Exhibit 99.5 Schedule 2

Seller	Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose
XXXX	22021010307	Closed	2021-08-03 21:04	2021-08-04 02:18	Resolved	3 - Material	Credit	Closing	Gap Credit Report Within 10 Days of Closing is Expired	Resolved-Gap Credit Report Date of XXXX is less than or equal to 10 days from Transaction Date of XXXX and Gap Report Doc Status is Present - Due Diligence Vendor-08/04/2021
Ready for Review-Document Uploaded.  - Seller-08/03/2021
Open-Gap Credit Report Date of XXXX is greater than 10 days from Transaction Date of XXXX and Gap Report Doc Status is Present - Due Diligence Vendor-08/03/2021
										Open-Gap Credit Report Date of XXXX is greater than 10 days from Transaction Date of XXXX and Gap Report Doc Status is Present Per guidelines, a credit report needs to be pulled within 10 days of closing - Due Diligence Vendor-08/03/2021	Ready for Review-Document Uploaded. - Seller-08/03/2021	Resolved-Gap Credit Report Date of XXXX is less than or equal to 10 days from Transaction Date of XXXX and Gap Report Doc Status is Present - Due Diligence Vendor-08/04/2021	LQI REPORT(1).pdf			OH	Primary Residence	Refinance	Rate and Term
XXXX	22021020386	Closed	2021-06-21 22:28	2021-08-04 02:24	Resolved	3 - Material	Compliance	Closing	The Final 1003 is Not Executed	Resolved-null - Due Diligence Vendor-08/04/2021
Cured-Uploaded executed 1003/finding cured. - Due Diligence Vendor-07/02/2021
Ready for Review-Document Uploaded. LO signed final 1003 - Seller-06/30/2021
										Open-Final 1003 dated XXXX is not signed by the loan originator - Due Diligence Vendor-06/21/2021	Ready for Review-Document Uploaded. LO signed final 1003 - Seller-06/30/2021	Cured-Uploaded executed 1003/finding cured. - Due Diligence Vendor-07/02/2021	Pages from Final 1003 XXXX.pdf			UT	Primary Residence	Refinance	Cash Out - Other
XXXX	22021020386	Closed	2021-06-11 16:01	2021-08-04 02:26	Resolved	3 - Material	Credit	Credit	Appraiser License Not Current at Time of Appraisal	Resolved-null - Due Diligence Vendor-08/04/2021

Cured-Client provided Appraiser's License that expired on 04/30/2021 and now renewed until 04/30/2023. License number matches on both.  - Due Diligence Vendor-06/25/2021

										Open-PER APPRAISAL SUBCOMMITTEE THE APPRAISERS LICENSE WAS NOT VALID UNTIL 05/01/2021 - Due Diligence Vendor-06/11/2021		Cured-Client provided Appraiser's License that expired on 04/30/2021 and now renewed until 04/30/2023. License number matches on both. - Due Diligence Vendor-06/25/2021				TX	Primary Residence	Purchase	NA
XXXX	22021030051	Closed	2021-06-14 17:40	2021-08-04 02:25	Resolved	3 - Material	Compliance	Missing Doc	PUD Rider is Missing	Resolved-null - Due Diligence Vendor-08/04/2021

Cured-Corrected PUD Rider uploaded. Finding cured - Due Diligence Vendor-07/02/2021

Ready for Review-pud rider - Seller-06/30/2021

										Open-PROPERTY IS A PUD PER APPRAISAL. PUD NOT SELECTED ON THE DEED OF TRUST. 1-4 FAMILY SELECTED AND PROPERTY IS A SINGLE FAMILY 4 BEDROOM RESIDENT - Due Diligence Vendor-06/14/2021	Ready for Review-pud rider - Seller-06/30/2021	Cured-Corrected PUD Rider uploaded. Finding cured - Due Diligence Vendor-07/02/2021				TX	Investment	Purchase	NA
XXXX	22021030133	Closed	2021-06-25 20:43	2021-08-04 02:23	Resolved	3 - Material	Compliance	TRID	Charges That Cannot Increase Test	Resolved-null - Due Diligence Vendor-08/04/2021
Cured-Lender credit did increase on CDs. - Due Diligence Vendor-07/02/2021
Ready for Review-The 33 cure shows on the CD at closing
 - Seller-06/30/2021
Open-Need evidence of change of circumstance letter or a copy of a refundable check in the amount of $33 for zero tolerance fees. Transfer taxes increased from $3025 to $3058 on the Final CD dated XXXX. - Due Diligence Vendor-06/25/2021
										Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $33.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-06/25/2021	Ready for Review-The XXXX cure shows on the CD at closing - Seller-06/30/2021	Cured-Lender credit did increase on CDs. - Due Diligence Vendor-07/02/2021				FL	Primary Residence	Refinance	Cash Out - Other
XXXX	22021030193	Closed	2021-08-03 21:30	2021-08-04 02:14	Resolved	3 - Material	Credit	Title	Property Title Issue	Resolved-Property Title Issue Resolved - Due Diligence Vendor-08/04/2021

Ready for Review-Document Uploaded. title supplement deleting judgment - Seller-08/03/2021

Open-Property Title Issue - Due Diligence Vendor-08/03/2021

										Open-Property Title Issue Judgement showing on title - Due Diligence Vendor-08/03/2021	Ready for Review-Document Uploaded. title supplement deleting judgment - Seller-08/03/2021	Resolved-Property Title Issue Resolved - Due Diligence Vendor-08/04/2021	Pages from XXXX credit file.pdf			CA	Primary Residence	Refinance	Cash Out - Other
XXXX	22021030243	Closed	2021-06-21 23:45	2021-08-04 02:28	Resolved	3 - Material	Credit	Credit	DSCR unknown	Resolved-null - Due Diligence Vendor-08/04/2021

Cured-Client provided exception to UW
 - Due Diligence Vendor-07/21/2021

Ready for Review-Document Uploaded.  - Seller-07/20/2021

										Open-Business Purpose Affidavit/Disclosure missing - Per Approval loan is DSCR - Due Diligence Vendor-06/21/2021	Ready for Review-Document Uploaded. - Seller-07/20/2021	Cured-Client provided exception to UW - Due Diligence Vendor-07/21/2021	Business purpose affdvt XXXXX.pdf XXXX exception.pdf			FL	Investment	Purchase	NA
XXXX	22021030281	Closed	2021-06-17 20:44	2021-08-04 02:26	Resolved	3 - Material	Compliance	Closing	The Final 1003 is Not Executed	Resolved-null - Due Diligence Vendor-08/04/2021
Cured-Client provided complete signed 1003 dated XXXX signed by both the borrower and the LO. - Due Diligence Vendor-06/24/2021
										Open-Final 1003 dated XXXX is not executed - Due Diligence Vendor-06/17/2021		Cured-Client provided complete signed 1003 dated XXXX signed by both the borrower and the LO. - Due Diligence Vendor-06/24/2021				AZ	Primary Residence	Purchase	NA
XXXX	22021030340	Closed	2021-08-03 20:12	2021-08-04 02:18	Resolved	3 - Material	Credit	Credit	Certificate of Investment Purpose Disclosure Document is missing	Resolved-Resolved. Not applicable. - Due Diligence Vendor-08/04/2021 Ready for Review-Document Uploaded. - Seller-08/03/2021	Ready for Review-Document Uploaded. - Seller-08/03/2021	Resolved-Resolved. Not applicable. - Due Diligence Vendor-08/04/2021	UW Cert XXXX.pdf		Missing Business Purpose & Occupancy Disclosure. The entire loan file was checked.	CA	Investment	Refinance	Cash Out - Other
XXXX	22021030340	Closed	2021-07-13 13:32	2021-08-03 21:09	Resolved	3 - Material	Compliance	Closing	Note Indicates Prepayment Penalty but CD Does Not Indicate a Prepayment Penalty	Resolved-The Note and CD Prepayment Penalty Issue Resolved - Due Diligence Vendor-07/14/2021

										Open-Note Indicates Prepayment Penalty but CD Does Not Indicate a Prepayment Penalty - Due Diligence Vendor-07/13/2021		Resolved-The Note and CD Prepayment Penalty Issue Resolved - Due Diligence Vendor-07/14/2021				CA	Investment	Refinance	Cash Out - Other
XXXX	22021030348	Seller	2021-06-22 18:06	2021-07-02 17:32	Open	1 - Information	Legal Docs	Hazard insurance	Hazard insurance policy in file expires within 6 months of the note date.	Open-null - Due Diligence Vendor-07/02/2021 Open-HAZARD INSURANCE EXPIRES 7/2/2021 - Due Diligence Vendor-06/22/2021						CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
XXXX	22021030354	Closed	2021-06-04 20:15	2021-08-04 02:28	Resolved	3 - Material	Credit	Doc Issue	Amount of title insurance is less than mortgage amount	Resolved-null - Due Diligence Vendor-08/04/2021
Cured-Client provided Home Owners Report reflecting a Estimated Reconstruction Price of $XXXX. Limit of coverage for the HOI is also $XXXX. LOE provided states an endorsement to the policy covers 12 months of rental loss. Final Title Policy also provided.  - Due Diligence Vendor-06/25/2021
Open-Insurance amount is less that the loan amount. Letter on file from insurance company stating that they would cover the loss in a 12 month period but unable to determine the amount at this time. - Due Diligence Vendor-06/04/2021	Cured-Client provided Home Owners Report reflecting a Estimated Reconstruction Price of $XXXX. Limit of coverage for the HOI is also $XXXX. LOE provided states an endorsement to the policy covers 12 months of rental loss. Final Title Policy also provided. - Due Diligence Vendor-06/25/2021
																WA	Investment	Refinance	Cash Out - Other
XXXX	22021030354	Closed	2021-06-08 20:14	2021-08-04 02:24	Resolved	3 - Material	Credit	Missing Doc	Title Document Missing	Resolved-null - Due Diligence Vendor-08/04/2021

Cured-Client provided Updated Prelim Title Report dated 03/16/2021.  - Due Diligence Vendor-06/25/2021

										Open-Title not in file - Due Diligence Vendor-06/08/2021		Cured-Client provided Updated Prelim Title Report dated 03/16/2021. - Due Diligence Vendor-06/25/2021				CA	Investment	Refinance	Rate and Term
XXXX	22021030371	Closed	2021-06-17 16:01	2021-08-04 02:27	Resolved	3 - Material	Compliance	Closing	The Final 1003 is Not Executed	Resolved-null - Due Diligence Vendor-08/04/2021
Cured-Client provided Section 9 of the 1003 signed by the LO on XXXX. - Due Diligence Vendor-06/24/2021
										Open-Final 1003 dated XXXX not executed by the Loan Originator. Not signed and dated. - Due Diligence Vendor-06/17/2021		Cured-Client provided Section 9 of the 1003 signed by the LO on XXXX. - Due Diligence Vendor-06/24/2021				CA	Primary Residence	Refinance	Cash Out - Other
XXXX	22021030381	Seller	2021-06-15 15:47	2021-06-28 19:50	Open	1 - Information	Legal Docs	Hazard insurance	Hazard insurance policy in file expires within 6 months of the note date.	Open-null - Due Diligence Vendor-06/28/2021 Open-Hazard insurance expires within 6 months of the note date. - Due Diligence Vendor-06/15/2021						CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
XXXX	22021030408	Seller	2021-06-22 14:45	2021-07-06 17:13	Open	1 - Information	Legal Docs	Hazard insurance	Hazard insurance policy in file expires within 6 months of the note date.	Open-null - Due Diligence Vendor-07/06/2021 Open-Hazard insurance expires 9/19/2021. - Due Diligence Vendor-06/22/2021						CA	Investment	Refinance	Cash Out - Other
XXXX	22021030418	Seller	2021-06-21 21:29	2021-06-28 16:27	Open	1 - Information	Legal Docs	Hazard insurance	Hazard insurance policy in file expires within 6 months of the note date.	Open-null - Due Diligence Vendor-06/28/2021 Open-Hazard insurance expires 9/24/2021 - Due Diligence Vendor-06/21/2021						CA	Investment	Refinance	Cash Out - Other
XXXX	22021040018	Closed	2021-08-03 15:44	2021-08-04 02:13	Resolved	3 - Material	Credit	Credit	DTI discrepancy or failure.	Resolved-Lender uploaded documentation to resolve DTI discrepancy. This finding is resolved. - Due Diligence Vendor-08/04/2021
Ready for Review-Document Uploaded. Still reviewing Interest Only pymt - Seller-08/03/2021
										Open-Please advise on the total monthly obligations for the borrower. The qualifying proposed monthly P&I is listed as $XXXX, but in 120 months the payment becomes $XXXX. The current HOI in file shows a monthly payment of $XXXX, but $XXXX was used as the qualifying amount. - Due Diligence Vendor-08/03/2021	Ready for Review-Document Uploaded. Still reviewing Interest Only pymt - Seller-08/03/2021	Resolved-Lender uploaded documentation to resolve DTI discrepancy. This finding is resolved. - Due Diligence Vendor-08/04/2021	Flood Ins XXXX XXXX.pdf HOI XXXX XXXX.pdf UW Cert XXXX XXXX.pdf			CA	Primary Residence	Purchase	NA
XXXX	22021040026	Closed	2021-06-21 23:45	2021-08-04 02:25	Resolved	3 - Material	Compliance	Closing	The Final 1003 is Not Executed	Resolved-null - Due Diligence Vendor-08/04/2021
Cured-Signed 1003 uploaded. Cured. - Due Diligence Vendor-07/02/2021
Ready for Review-Document Uploaded.  - Seller-07/02/2021
										Open-Final 1003 dated XXXX is not signed by the loan originator - Due Diligence Vendor-06/21/2021	Ready for Review-Document Uploaded. - Seller-07/02/2021	Cured-Signed 1003 uploaded. Cured. - Due Diligence Vendor-07/02/2021	MISC(28).pdf			FL	Investment	Purchase	NA
XXXX	22021040039	Closed	2021-06-16 21:21	2021-08-04 02:27	Resolved	3 - Material	Compliance	Closing	The Final 1003 is Not Executed	Resolved-null - Due Diligence Vendor-08/04/2021
Cured-Client provided executed 1003 dated XXXX by the borrower and LO. - Due Diligence Vendor-06/29/2021
										Open-Final 1003 dated XXXX is not executed - Due Diligence Vendor-06/16/2021		Cured-Client provided executed 1003 dated XXXX by the borrower and LO. - Due Diligence Vendor-06/29/2021				CA	Investment	Purchase	NA
XXXX	22021040039	Closed	2021-08-05 16:15	2021-08-05 19:02	Resolved	3 - Material	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Resolved-Received correct 1008 and resolved - Due Diligence Vendor-08/05/2021

Ready for Review-Document Uploaded.  - Seller-08/05/2021

										Open-The 1008 in file has an incorrect P&I listed which is lowering the DTI ratio. - Due Diligence Vendor-08/05/2021	Ready for Review-Document Uploaded. - Seller-08/05/2021	Resolved-Received correct 1008 and resolved - Due Diligence Vendor-08/05/2021	MISC(118).pdf			AZ	Primary Residence	Purchase	NA
XXXX	22021040067	Closed	2021-08-05 16:28	2021-08-05 19:01	Resolved	3 - Material	Credit	Eligibility	Missing Property Tax Cert	Resolved-null - Due Diligence Vendor-08/05/2021

Ready for Review-Document Uploaded. UW used taxes from appraisal. Property profile supports using this figure. - Seller-08/05/2021

										Open-Missing property tax cert showing the annual amount that was calculated on the final cd. - Due Diligence Vendor-08/05/2021	Ready for Review-Document Uploaded. UW used taxes from appraisal. Property profile supports using this figure. - Seller-08/05/2021		426_XXXX_XXXX_Rd_Property_Profile.pdf			TX	Investment	Purchase	NA
XXXX	22021040072	Closed	2021-06-09 16:59	2021-06-30 14:27	Resolved	3 - Material	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-null - Due Diligence Vendor-06/30/2021
Cured-Client provided Revised LE dated XXXX, Initial CD dated XXXX and revised CD dated XXXX. - Due Diligence Vendor-06/25/2021
										Open-Missing the Initial Closing Disclosure - Due Diligence Vendor-06/09/2021		Cured-Client provided Revised LE dated XXXX, Initial CD dated XXXX and revised CD dated XXXX. - Due Diligence Vendor-06/25/2021				FL	Primary Residence	Refinance	Cash Out - Other
XXXX	22021040072	Closed	2021-06-08 20:11	2021-08-04 02:24	Resolved	3 - Material	Credit	Doc Issue	Missing Title evidence	Resolved-null - Due Diligence Vendor-08/04/2021

Cured-Client provided Updated Prelim Title Report dated 03/16/2021.  - Due Diligence Vendor-06/25/2021

										Open-Missing title report. No title in file - Due Diligence Vendor-06/08/2021		Cured-Client provided Updated Prelim Title Report dated 03/16/2021. - Due Diligence Vendor-06/25/2021				CA	Investment	Refinance	Rate and Term
XXXX	22021040108	Closed	2021-06-16 21:59	2021-08-04 02:26	Resolved	3 - Material	Compliance	Closing	The Final 1003 is Not Executed	Resolved-null - Due Diligence Vendor-08/04/2021
Cured-Client provided 1003 signed by the borrowers and LO on XXXX.  - Due Diligence Vendor-06/25/2021
										Open-Final 1003 is not dated by the loan officer - Due Diligence Vendor-06/16/2021		Cured-Client provided 1003 signed by the borrowers and LO on XXXX. - Due Diligence Vendor-06/25/2021				FL	Primary Residence	Purchase	NA
XXXX	22021040108	Closed	2021-08-03 00:53	2021-08-03 22:19	Resolved	3 - Material	Credit	Missing Doc	Subordination Agreement is Missing	Resolved-Thank you for evidence of recording order. Finding resolved. - Due Diligence Vendor-08/03/2021
Ready for Review-Document Uploaded.  - Seller-08/03/2021
										Open-Subordinate agreement is missing per approval and per final CD in file page 3 of closing file. $XXXX of subordinate funds were applied to this transaction. Subordination Agreement missing from file for this concurrent lien. - Due Diligence Vendor-08/03/2021	Ready for Review-Document Uploaded. - Seller-08/03/2021	Resolved-Thank you for evidence of recording order. Finding resolved. - Due Diligence Vendor-08/03/2021	Recorded mortgage.pdf UW Cert XXXX.pdf 2nd mortgage.pdf			FL	Primary Residence	Purchase	NA
XXXX	22021040180	Closed	2021-08-03 13:12	2021-08-04 01:54	Resolved	3 - Material	Credit	Missing Doc	Subordination Agreement is Missing	Resolved-Subordination Agreement is Present - Due Diligence Vendor-08/03/2021 Open-Missing Subordination Agreement - Due Diligence Vendor-08/03/2021		Resolved-Subordination Agreement is Present - Due Diligence Vendor-08/03/2021				CA	Primary Residence	Purchase	NA
XXXX	22021040202	Closed	2021-08-03 16:34	2021-08-04 02:15	Resolved	3 - Material	Credit	Title	Property Title Issue	Resolved-Resolved - Due Diligence Vendor-08/04/2021
Ready for Review-Document Uploaded. Seller side of Settlement statement shows judgment being paid - Seller-08/03/2021
Open-Property Title Issue - Due Diligence Vendor-08/03/2021
										Open-Property Title Issue Judgement showing on title against seller for $XXXX from XXXX. Being paid at closing. - Due Diligence Vendor-08/03/2021	Ready for Review-Document Uploaded. Seller side of Settlement statement shows judgment being paid - Seller-08/03/2021	Resolved-Resolved - Due Diligence Vendor-08/04/2021	Pages from XXXX closing file.pdf			VA	Primary Residence	Purchase	NA